PREFERRED SHARE DERIVATIVE INTEREST PAYABLE (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012
Preferred share derivative interest payable	$ 70,966	$ 282,680	$ 27,500
Stock Issued During Period, Shares, Issued for Cash	802,789	4,775,017